Stock appreciation rights (''SARs'') (Details 2)	Jun. 30, 2016 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
2016	$ 1,302,610
2017	457,042
2018	155,219
Total	$ 1,914,871